citigroup[logo]                                      Global Transaction Services
  corporate and                                      Two Portland Square
  investment banking                                 Portland, ME 04101

                                                     Tel 207 879 1900
                                                     Fax 207 822 6677

March 6, 2006

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Managed Municipal Fund, Inc.
         File Nos.  33-32819, 811-06023
         CIK:  0000859031

Ladies and Gentlemen:

On behalf of Managed Municipal Fund, Inc., (the "Registrant"), a Maryland corporation, pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus dated March 1, 2006, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 28, 2006, accession number 0001275125-06-000080.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.


Sincerely,

/s/ Leslie K. Klenk

Leslie K. Klenk
Citigroup Fund Services, LLC

                                                    Citgroup Fund Services, LLC